Other Operating Income - Summary of Other Operating Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Operating Income [line items]
Other Operating Income	$ 35,836,233	$ 33,694,144	$ 43,529,669
Fees for Product Package [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income	8,855,518	9,504,399	8,580,513
Other Adjustments and Interest on sundry Credits [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income	7,080,332	7,918,443	4,694,722
Rental of Safety Deposit Boxes [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income	2,027,792	1,954,995	1,525,192
Other Financial Income [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income	468,544	874,271	2,486,420
Other income from services [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income	7,585,940	6,396,211	5,043,328
Income for sale of non-currents assets held for sale [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income			14,605,635
Reversed allowances [Member]
Disclosure Of Other Operating Income [line items]
Other Operating Income	1,010,670	2,566,042	131,565
Other [member]
Disclosure Of Other Operating Income [line items]
Other Operating Income	$ 8,807,437	$ 4,479,783	$ 6,462,294